Income Taxes (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loss before provision for income taxes	$ (4,973,614)	$ (2,222,497)
Cayman [Member]
Loss before provision for income taxes	(3,642,271)	(2,174,409)
United States [Member]
Loss before provision for income taxes	(386,621)	(48,088)
Hong Kong [Member]
Loss before provision for income taxes	$ (944,722)